UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-205553-06

Central Index Key Number of the issuing entity: 0001753585

BMW Vehicle Lease Trust 2018-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-205553

Central Index Key Number of the depositor:  0001126530

BMW Auto Leasing LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4153
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102  Asset Data File (Schedule AL)

Exhibit 103  Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date:   February 27, 2020

BMW VEHICLE LEASE TRUST 2018-1
    (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:  /s/ Stefan Kramer
       Name:    Stefan Kramer
       Title:           Vice President – Finance & CFO